Long-term Debt - Secured Financing Arrangements (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	12 Months Ended
	Apr. 13, 2018	May 15, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 04, 2018	Apr. 02, 2018
Lessee, Lease, Description [Line Items]
Aggregate available undrawn amount			$ 0	$ 0
Weighted Average Interest Rate			4.60%	3.37%	3.15%
Interest expense and debt amortization cost			$ 20,613	$ 17,125	$ 8,299
Kamsarmax drybulk carrier Kelly
Lessee, Lease, Description [Line Items]
Purchase price							$ 26,218
Percentage of the purchase price received as finance lease income							50.00%
Kamsarmax drybulk carrier Kelly | Lease arrangement with a Chinese leasing company
Lessee, Lease, Description [Line Items]
Time charter agreement duration			10 years
Finance lease payment terms			40 quarterly installments
Finance lease interest rate description			LIBOR
Date of charter agreement			Apr. 13, 2018
Financing amount drawn down	$ 13,109
Option to terminate			Options to reacquire the vessel during the bareboat charter period, with the first of such options exercisable on the first anniversary from the vessel's delivery date
Nasaka Morandi Marini Bacon and Castellani vessels
Lessee, Lease, Description [Line Items]
Purchase price						$ 164,000
Percentage of the purchase price received as finance lease income						50.00%
Number of finance leases						5
Nasaka Morandi Marini Bacon and Castellani vessels | Lease arrangement with a Chinese leasing company
Lessee, Lease, Description [Line Items]
Time charter agreement duration			8 years
Finance lease payment terms			32 quarterly installments
Finance lease interest rate description			LIBOR
Date of charter agreement			May 15, 2018
Financing amount drawn down		$ 82,000
Option to terminate			Options to reacquire each vessel during the bareboat charter period, with the first of such options exercisable on the first anniversary from the vessel's delivery date